Derivative and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Amounts Recorded in AOCL
The following tables provide information about the amounts recorded in AOCL, as well as the loss recorded in operations, when reclassified out of AOCL or recognized in earnings immediately, for the years ended December 31, 2017, 2016, and 2015, respectively (in thousands):

	Amount of Loss Recognized in AOCL on Derivative (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2017	2016	2015
Interest rate swaps	$—	$(1,137)	$(1,190)

	Amount of Loss Reclassified from AOCL into Operations (Effective Portion)
	Years Ended December 31,
Location of Loss Reclassified from AOCL into Operations	2017	2016	2015
Interest expense	$—	$(459)	$(1,169)

	Amount of Loss Recognized in Operations on Derivative (Ineffective Portion)
	Years Ended December 31,
Location of Loss or Recognized in Operations on Derivatives	2017	2016	2015
General and administrative expense (1)	$—	$(1,706)	$(78)

	Derivatives Not Designated as Hedging Instruments
	Years Ended December 31,
Location of Loss Recognized in Operations on Derivatives	2017	2016	2015
General and administrative expense	$—	$(18)	$—
(1) The year ended December 31, 2015 includes a loss of $76 thousand that was reclassified from AOCL in the balance sheet resulting from hedged transactions that were no longer probable of occurring as the swaps were terminated prior to their respective maturity dates.